SIIT WORLD EQUITY EX-US FUND (Prospectus Summary) | SIIT WORLD EQUITY EX-US FUND
WORLD EQUITY EX-US FUND
Investment Goal
Capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIIT WORLD EQUITY EX-US FUND CLASS A
Management Fees		0.55%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.64%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SIIT WORLD EQUITY EX-US FUND CLASS A	65	205	357	798

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 56%
of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the World Equity Ex-US Fund will invest at least 80%
of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies. These securities may include common stocks, preferred stocks, warrants, ETFs based on an international equity index and derivative instruments, principally futures and forward contracts, whose value is based on an international equity index or an underlying equity security or basket of equity securities. The Fund will invest in securities of foreign issuers located in developed and emerging market countries. However, the Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment strategies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's benchmark is the MSCI All Country World
Ex-U.S. Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity market. The Fund is diversified as to issuers, market capitalization, industry and country.

The Sub-Advisers may seek to enhance the Fund's return by actively managing the
Fund's foreign currency exposure. In managing the Fund's currency exposure, the
Sub-Advisers may buy and sell currencies (i.e., take long or short positions)
using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.
Principal Risks
Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk - Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk - The Fund's use of futures and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund's use of over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.
Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk - The risk that equity securities of developed and emerging market countries may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past six years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 25.15% (06/30/09) Worst Quarter: -25.87% (09/30/08) The Fund's total return from January 1, 2012 to June 30, 2012 was 3.63%.
Average Annual Total Returns (for the periods ended December 31, 2011)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.
Average Annual Total Returns SIIT WORLD EQUITY EX-US FUND	Label	1 Year	5 Years	Since Inception		Inception Date
CLASS A	Return Before Taxes	(13.11%)	(5.39%)	2.14%	[1]	Mar. 28, 2005
CLASS A After Taxes on Distributions	Return After Taxes on Distributions	(13.33%)	(5.96%)	1.43%	[1]	Mar. 28, 2005
CLASS A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.09%)	(4.58%)	1.69%	[1]	Mar. 28, 2005
MSCI All Country World Ex-US Index Return	MSCI All Country World Ex-US Index Return (reflects no deduction for fees, expenses or taxes)	(13.71%)	(2.92%)	3.61%	[1]	Mar. 28, 2005
[1]	Index returns are shown from March 31, 2005.